Share-Based Payments - Schedule of Share Options Outstanding and Exercisable (Details)	12 Months Ended
	Mar. 31, 2023 shares $ / shares	Mar. 31, 2022 shares	Jun. 21, 2022 $ / shares	Jun. 21, 2022 $ / shares	Jun. 14, 2021 $ / shares	Jun. 14, 2021 $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per option) | (per share)			$ 1.38	$ 1.06	$ 1.20	$ 0.99
CAD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercisable at year end (in shares) | shares	3,400,696	3,079,598
Weighted average remaining contractual life of outstanding share options	6 years 3 months 21 days	6 years 2 months 15 days
CAD | One Point Eight Five To Two Point Five Five [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercisable at year end (in shares) | shares	735,264	892,896
Weighted average remaining contractual life of outstanding share options	5 years 5 months 8 days	5 years 6 months 7 days
CAD | Two Point Six Five To Two Point Nine Five [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercisable at year end (in shares) | shares	295,000	298,500
Weighted average remaining contractual life of outstanding share options	2 years 7 months 17 days	3 years 7 months 20 days
CAD | Two Point Nine Six To Three Point Three Zero [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercisable at year end (in shares) | shares	1,366,432	760,202
Weighted average remaining contractual life of outstanding share options	8 years 1 month 24 days	8 years 3 months 3 days
CAD | Three Point Three One To Three Point Nine Five [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercisable at year end (in shares) | shares	564,000	673,000
Weighted average remaining contractual life of outstanding share options	5 years 5 months 23 days	5 years 8 months 15 days
CAD | Three Point Nine Six To Four Point Five Five [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercisable at year end (in shares) | shares	440,000	455,000
Weighted average remaining contractual life of outstanding share options	5 years 7 months 2 days	6 years 7 months 2 days
CAD | Top of range | One Point Eight Five To Two Point Five Five [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per option)	$ 2.55
CAD | Top of range | Two Point Six Five To Two Point Nine Five [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per option)	2.96
CAD | Top of range | Two Point Nine Six To Three Point Three Zero [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per option)	3.30
CAD | Top of range | Three Point Three One To Three Point Nine Five [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per option)	3.95
CAD | Top of range | Three Point Nine Six To Four Point Five Five [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per option)	4.55
CAD | Bottom of range | One Point Eight Five To Two Point Five Five [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per option)	1.90
CAD | Bottom of range | Two Point Six Five To Two Point Nine Five [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per option)	2.56
CAD | Bottom of range | Two Point Nine Six To Three Point Three Zero [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per option)	2.97
CAD | Bottom of range | Three Point Three One To Three Point Nine Five [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per option)	3.31
CAD | Bottom of range | Three Point Nine Six To Four Point Five Five [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per option)	$ 3.96
United States of America, Dollars | 1.67 to 2.25
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercisable at year end (in shares) | shares	175,000	180,000
Weighted average remaining contractual life of outstanding share options	7 years 2 months 23 days	8 years 2 months 23 days
United States of America, Dollars | 2.26 to 3.85
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercisable at year end (in shares) | shares	665,425	513,525
Weighted average remaining contractual life of outstanding share options	8 years 2 months 12 days	7 years 2 months 19 days
United States of America, Dollars | 3.86 to 4.45
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercisable at year end (in shares) | shares	243,750	305,000
Weighted average remaining contractual life of outstanding share options	5 years 11 months 15 days	6 years 11 months 8 days
United States of America, Dollars | 4.59 to 4.85
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercisable at year end (in shares) | shares		5,959
Weighted average remaining contractual life of outstanding share options		9 months 21 days
United States of America, Dollars | 4.90 to 5.45
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercisable at year end (in shares) | shares	1,084,175	1,004,484
Weighted average remaining contractual life of outstanding share options	7 years 6 months 14 days	7 years 3 months 10 days
United States of America, Dollars | Top of range | 1.67 to 2.25
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per option)	$ 2.25
United States of America, Dollars | Top of range | 2.26 to 3.85
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per option)	2.75
United States of America, Dollars | Top of range | 3.86 to 4.45
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per option)	3.85
United States of America, Dollars | Top of range | 4.59 to 4.85
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per option)	5.45
United States of America, Dollars | Bottom of range | 1.67 to 2.25
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per option)	1.67
United States of America, Dollars | Bottom of range | 2.26 to 3.85
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per option)	2.26
United States of America, Dollars | Bottom of range | 3.86 to 4.45
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per option)	2.76
United States of America, Dollars | Bottom of range | 4.59 to 4.85
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per option)	$ 3.86